Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended					13 Months Ended	16 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended			25 Months Ended	28 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended			37 Months Ended	40 Months Ended	45 Months Ended	48 Months Ended		49 Months Ended	52 Months Ended	57 Months Ended	60 Months Ended		61 Months Ended	69 Months Ended	72 Months Ended		73 Months Ended	81 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	May 26, 2021	Oct. 01, 2019	Sep. 10, 2019	Dec. 27, 2018	Sep. 30, 2015	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2016	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000115425
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								$ 9,424									$ 9,946							$ 10,287							$ 10,339					$ 10,592					$ 10,832				$ 11,405			$ 10,426	$ 10,387	$ 11,703	$ 11,787
C000056130
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								9,427									9,966							10,321							10,388					10,657					10,913				11,509			10,536	10,513	11,868	11,969
C000084926
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								10,000									10,493							10,787							10,775					10,973					11,155				11,672			10,605	10,505	11,769	11,778
C000056131
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								10,000									10,571							10,954							11,020					11,309					11,572				12,205			11,177	11,151	12,583	12,695
C000056132
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								10,000									10,599							11,004							11,099					11,417					11,724				12,391			11,371	11,375	12,870	13,015
C000115426
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical All Asset Fund
Accumulated Value								10,000									10,552							10,918							10,967					11,236					11,496				12,098			11,059	11,017	12,416	12,502
C000214244
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Bond Fund
Accumulated Value					$ 9,423											$ 10,789							$ 11,561							$ 10,846					$ 11,089					$ 12,346				$ 12,204
C000214245
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Bond Fund
Accumulated Value					10,000											11,397							12,119							11,288					11,449					12,654				12,415
C000214243
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Bond Fund
Accumulated Value					10,000											11,478							12,327							11,597					11,884					13,261				13,146
C000214242
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Bond Fund
Accumulated Value					10,000											11,436							12,235							11,465					11,697					13,005				12,836
C000245140
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Growth Fund
Accumulated Value	$ 10,000												$ 12,190	$ 11,840
C000245137
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Growth Fund
Accumulated Value	10,000												$ 12,094	11,795
C000108313
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Income Fund
Accumulated Value								9,424									10,108							10,445							10,500					11,048					11,322				11,856			11,085	10,937	12,110	12,231
C000108314
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Income Fund
Accumulated Value								10,000									10,661							10,950							10,943					11,442					11,659				12,139			11,275	11,063	12,176	12,220
C000108315
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Income Fund
Accumulated Value								10,000									10,721							11,083							11,141					11,720					12,016				12,582			11,759	11,603	12,849	12,978
C000108316
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Core Income Fund
Accumulated Value								10,000									10,755							11,153							11,258					11,889					12,234				12,865			12,072	11,964	13,300	13,488
C000207097
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Municipal Fund
Accumulated Value							$ 9,423					$ 10,103									$ 10,149							$ 10,844						$ 10,276					$ 10,213				$ 11,320				$ 10,885
C000214793
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Municipal Fund
Accumulated Value						$ 10,000			$ 9,958									$ 9,938							$ 10,538							$ 9,911					$ 9,780					$ 10,757				$ 10,266
C000207099
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Municipal Fund
Accumulated Value							10,000					10,685									10,717							11,431						10,816					10,734				11,881				11,409
C000207098
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Municipal Fund
Accumulated Value							10,000					10,716									10,796							11,558						10,975					10,931				12,140				11,691
C000207096
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Municipal Fund
Accumulated Value							10,000					10,734									10,821							11,594						11,023					10,989				12,218				11,785
C000227417
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 30 Fund
Accumulated Value			$ 10,000												$ 10,163							$ 11,505							$ 11,851
C000227418
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 30 Fund
Accumulated Value			10,000												10,163							11,498							11,654
C000227423
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 50 Fund
Accumulated Value				$ 9,423						$ 9,346									$ 8,319							$ 8,596							$ 9,891					$ 10,096
C000227422
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 50 Fund
Accumulated Value				10,000						9,895									8,741							8,967							10,243					10,380
C000227421
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 50 Fund
Accumulated Value				10,000						9,924									8,857							9,176							10,583					10,834
C000227420
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 50 Fund
Accumulated Value				10,000						9,912									8,810							9,089							10,452					10,659
C000227426
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 70 Fund
Accumulated Value		$ 10,000									$ 10,045									$ 11,729							$ 11,984
C000227425
Account Value [Line Items]
Line Graph and Table Measure Name													Ocean Park Tactical Risk Spectrum 70 Fund
Accumulated Value		10,000									10,023									11,637							11,849
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value								10,000									10,693							11,073							11,235					12,104					12,993				13,695			11,537	12,062	13,864	14,617
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000											10,681							10,585							9,040					9,098					10,150				10,443
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000											10,681							10,585							9,040					9,098					10,150				10,443
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000											10,681							10,585							9,040					9,098					10,150				10,443
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000											10,681							10,585							9,040					9,098					10,150				10,443
Morningstar US Market TR USD
Account Value [Line Items]
Accumulated Value	10,000												$ 15,935	13,560
Morningstar US Market TR USD
Account Value [Line Items]
Accumulated Value	10,000												$ 15,935	13,560
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000									10,519							10,527							10,399					11,470					12,271				12,161			10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000									10,519							10,527							10,399					11,470					12,271				12,161			10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000									10,519							10,527							10,399					11,470					12,271				12,161			10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value								$ 10,000									$ 10,519							$ 10,527							$ 10,399					$ 11,470					$ 12,271				$ 12,161			$ 10,385	$ 10,452	$ 11,662	$ 11,998
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value							10,000					10,682									11,119							11,411						10,099					10,368				11,443				11,603
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value						$ 10,000			$ 9,965									$ 10,372							$ 10,645							$ 9,421					$ 9,672					$ 10,675				$ 10,823
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value							10,000					10,682									11,119							11,411						10,099					10,368				11,443				11,603
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value							10,000					10,682									11,119							11,411						10,099					10,368				11,443				11,603
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value							$ 10,000					$ 10,682									$ 11,119							$ 11,411						$ 10,099					$ 10,368				$ 11,443				$ 11,603
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value			10,000												10,455							12,017							12,669
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value			$ 10,000												$ 10,455							$ 12,017							$ 12,669
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value				10,000						10,049									8,375							9,064							10,743					11,599
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value				10,000						10,049									8,375							9,064							10,743					11,599
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value				10,000						10,049									8,375							9,064							10,743					11,599
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value				$ 10,000						$ 10,049									$ 8,375							$ 9,064							$ 10,743					$ 11,599
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value		10,000									9,911									12,096							13,358
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value		$ 10,000									$ 9,911									$ 12,096							$ 13,358
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Accumulated Value					10,000											10,334							11,499							9,873					10,888					12,602				13,535
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA US High Yield Index
Accumulated Value					10,000											10,237							11,410							9,809					10,817					12,520				13,435
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Accumulated Value					10,000											10,334							11,499							9,873					10,888					12,602				13,535
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA US High Yield Index
Accumulated Value					10,000											10,237							11,410							9,809					10,817					12,520				13,435
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Accumulated Value					10,000											10,334							11,499							9,873					10,888					12,602				13,535
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA US High Yield Index
Accumulated Value					10,000											10,237							11,410							9,809					10,817					12,520				13,435
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Accumulated Value					10,000											10,334							11,499							9,873					10,888					12,602				13,535
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA US High Yield Index
Accumulated Value					$ 10,000											$ 10,237							$ 11,410							$ 9,809					$ 10,817					$ 12,520				$ 13,435
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value [Line Items]
Accumulated Value	10,000												$ 15,512	13,234
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Accumulated Value	10,000												14,476	12,485
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value [Line Items]
Accumulated Value	10,000												15,512	13,234
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Accumulated Value	$ 10,000												$ 14,476	$ 12,485